Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 150,857	$ 113,643
Deferred revenue	9,419	6,731
Stock-based compensation	4,679	3,560
Accruals and reserves, not currently deductible for tax purposes	10,665	8,351
Research and development credit	4,562	2,761
Goodwill	888	1,014
Interest expense	1,808	2,097
Lease liability	6,511	2,738
Other	381	44
Gross deferred tax assets	189,770	140,939
Less valuation allowance	(182,113)	(137,437)
Net deferred tax assets	7,657	3,502
Deferred tax liabilities:
Property, plant and equipment	(1,344)	(1,008)
ROU assets	(6,313)	(2,494)
Other	0	0
Gross deferred tax liabilities	(7,657)	(3,502)
Net deferred tax asset (liabilities)	$ 0	$ 0